Commitment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosures Of Commitments [Abstract]
Disclosures Of Commitments Under the Financing Guarantee Contracts	The following table sets forth the balance of such commitment under the financing guarantee contracts for which the Group does not consolidate the underlying loans.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Financing guarantee commitments	64,731,369	68,502,938